Cash and Cash Equivalents and Deposits in Banks (Tables)	12 Months Ended
Dec. 31, 2025
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Summary of Cash and Cash Equivalents and Deposits in Banks

Details of Cash and cash equivalents and deposits in banks as of December 31, 2024 and 2025 are as follows:

(In millions of won)	December 31, 2024		December 31, 2025
Current assets
Cash and cash equivalents
Deposits		2,021,640	1,572,058
Deposits in banks
Time deposits	~~W~~	600	600
Non-current assets
Deposits in banks
Deposit for checking account	~~W~~	11	11